Restructuring and Asset Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Asset Impairment Charges

Restructuring and asset impairment charges were as follows (in thousands):

Year ended December 31, 2015
Asset impairments	$53,228
Contract termination costs	4,767
Employee severance and termination benefits	1,202

Total restructuring and asset impairment charges	$59,197

Summary of Restructuring Activity
	Asset impairments		Contract termination costs		Employee severance and termination benefits		Total
Accrued restructuring balance as of December 31, 2014		$—		$—		$—		$—
Restructuring and impairment charges		53,228		4,767		1,202		59,197
Cash payments		(10)		(623)		(881)		(1,514)
Non-cash settlements		(53,218)		(190)		—		(53,408)

Accrued restructuring balance as of December 31, 2015		$—		$3,954		$321		$4,275